Vanguard Russell 1000 Growth Index Fund

Schedule of Investments (unaudited)
As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (18.6%)
* Amazon.com Inc.	184,554	450,749
* Netflix Inc.	185,883	78,021
Home Depot Inc.	274,205	68,134
Costco Wholesale Corp.	193,946	59,827
* Tesla Inc.	63,640	53,139
NIKE Inc. Class B	515,959	50,863
Lowe's Cos. Inc.	340,932	44,440
Starbucks Corp.	520,837	40,620
Comcast Corp. Class A	932,597	36,931
* Booking Holdings Inc.	18,404	30,172
TJX Cos. Inc.	535,650	28,261
* Charter Communications Inc. Class A	38,946	21,187
Dollar General Corp.	105,719	20,246
Estee Lauder Cos. Inc. Class A	96,193	18,995
* Lululemon Athletica Inc.	51,937	15,586
Ross Stores Inc.	156,364	15,161
eBay Inc.	331,773	15,109
* O'Reilly Automotive Inc.	32,893	13,724
* AutoZone Inc.	10,475	12,024
* Chipotle Mexican Grill Inc.	11,270	11,314
Marriott International Inc. Class A	121,327	10,737
Yum! Brands Inc.	118,982	10,676
* Spotify Technology SA	57,116	10,334
McDonald's Corp.	53,301	9,931
Hilton Worldwide Holdings Inc.	120,145	9,529
VF Corp.	136,278	7,645
Domino's Pizza Inc.	18,009	6,949
Tractor Supply Co.	52,230	6,373
* Burlington Stores Inc.	28,630	6,003
Yum China Holdings Inc.	129,101	5,983
* Ulta Beauty Inc.	24,041	5,866
* Dollar Tree Inc.	56,576	5,537
* Trade Desk Inc. Class A	17,238	5,371
* Wayfair Inc.	27,569	4,729
Pool Corp.	16,982	4,569
* NVR Inc.	1,402	4,517
Darden Restaurants Inc.	56,997	4,381
* Etsy Inc.	51,638	4,182
Hasbro Inc.	55,806	4,102
* Roku Inc.	37,459	4,102
Expedia Group Inc.	51,379	4,084
Cable One Inc.	1,926	3,634
Sirius XM Holdings Inc.	607,325	3,535
* Altice USA Inc. Class A	133,361	3,430
Las Vegas Sands Corp.	70,287	3,370

	Vail Resorts Inc.	15,760	3,126
	Lennar Corp. Class A	49,900	3,017
*	CarMax Inc.	34,242	3,015
	Wynn Resorts Ltd.	35,768	2,979
*	Bright Horizons Family Solutions Inc.	25,184	2,818
*	Live Nation Entertainment Inc.	57,295	2,817
	Omnicom Group Inc.	51,204	2,805
	ViacomCBS Inc. Class B	131,637	2,730
	Rollins Inc.	62,714	2,621
*	Five Below Inc.	24,285	2,541
*	Planet Fitness Inc. Class A	36,074	2,331
	Dunkin' Brands Group Inc.	34,339	2,193
*	IAA Inc.	53,149	2,179
*	Ollie's Bargain Outlet Holdings Inc.	22,876	2,092
*,^	Carvana Co.	21,800	2,027
	Polaris Inc.	22,454	1,961
	Wendy's Co.	81,408	1,731
*	Uber Technologies Inc.	46,308	1,682
*	Floor & Decor Holdings Inc. Class A	30,174	1,569
	Best Buy Co. Inc.	19,685	1,537
	Target Corp.	11,440	1,399
	Nexstar Media Group Inc. Class A	15,821	1,318
*	Tempur Sealy International Inc.	20,185	1,317
	Hanesbrands Inc.	126,419	1,247
	Fortune Brands Home & Security Inc.	19,429	1,184
	Service Corp. International	28,967	1,142
*	Mattel Inc.	108,627	1,000
	Advance Auto Parts Inc.	7,028	979
	World Wrestling Entertainment Inc. Class A	18,172	841
	TripAdvisor Inc.	41,030	791
	Nordstrom Inc.	45,893	740
	Carter's Inc.	8,516	732
	KAR Auction Services Inc.	49,972	717
*	Skechers USA Inc. Class A	20,746	650
	Columbia Sportswear Co.	8,097	592
	Choice Hotels International Inc.	7,127	576
	Wyndham Hotels & Resorts Inc.	12,336	567
	Aptiv plc	7,472	563
	Williams-Sonoma Inc.	6,493	540
	New York Times Co. Class A	12,924	507
*	LKQ Corp.	18,297	502
*	AMC Networks Inc. Class A	16,693	472
*	Under Armour Inc. Class A	53,284	466
	Sinclair Broadcast Group Inc. Class A	24,549	459
*	Under Armour Inc. Class C	55,405	435
*	Capri Holdings Ltd.	27,390	412
	Fox Corp. Class A	12,595	367
*	Norwegian Cruise Line Holdings Ltd.	22,202	348
*	2U Inc.	9,138	333
	MGM Resorts International	19,277	331
*	Lyft Inc. Class A	10,132	317
	Nielsen Holdings plc	22,599	314
*	ServiceMaster Global Holdings Inc.	9,216	303
	Reynolds Consumer Products Inc.	8,134	272
	L Brands Inc.	16,617	269
	Fox Corp. Class B	8,545	246
	Interpublic Group of Cos. Inc.	13,576	232

H&R Block Inc.	12,234	208
* Grand Canyon Education Inc.	1,953	191
* Madison Square Garden Sports C	1,011	173
Lennar Corp. Class B	3,556	160
Six Flags Entertainment Corp.	3,874	89
* Madison Square Garden Entertainment Corp.	1,011	80
ViacomCBS Inc. Class A	3,254	80
* Hilton Grand Vacations Inc.	3,263	70
		1,306,374
Consumer Staples (3.1%)
PepsiCo Inc.	519,300	68,314
Coca-Cola Co.	1,153,207	53,832
Altria Group Inc.	402,638	15,723
* Monster Beverage Corp.	167,796	12,066
Sysco Corp.	207,886	11,467
Clorox Co.	45,125	9,307
Church & Dwight Co. Inc.	108,207	8,123
Hershey Co.	55,371	7,513
Procter & Gamble Co.	62,634	7,261
McCormick & Co. Inc.	35,168	6,160
Brown-Forman Corp. Class B	68,283	4,502
Kellogg Co.	41,269	2,695
Campbell Soup Co.	41,298	2,105
Brown-Forman Corp. Class A	21,416	1,271
McKesson Corp.	7,914	1,256
* Post Holdings Inc.	13,284	1,156
Lamb Weston Holdings Inc.	16,408	985
Casey's General Stores Inc.	4,211	673
* Sprouts Farmers Market Inc.	23,802	598
* Herbalife Nutrition Ltd.	6,522	286
* TreeHouse Foods Inc.	4,067	214
* Pilgrim's Pride Corp.	8,369	173
* Grocery Outlet Holding Corp.	4,207	155
		215,835
Energy (0.2%)
Pioneer Natural Resources Co.	31,554	2,890
* Cheniere Energy Inc.	59,239	2,627
Cabot Oil & Gas Corp.	112,153	2,225
ONEOK Inc.	57,576	2,113
Parsley Energy Inc. Class A	78,162	715
Diamondback Energy Inc.	13,959	594
Equitrans Midstream Corp.	8,852	72
		11,236
Financial Services (11.9%)
Visa Inc. Class A	756,090	147,619
Mastercard Inc. Class A	391,190	117,705
* PayPal Holdings Inc.	518,496	80,372
American Tower Corp.	193,750	50,020
S&P Global Inc.	108,433	35,243
Crown Castle International Corp.	183,060	31,516
Equinix Inc.	38,522	26,874
* Fiserv Inc.	248,794	26,564
Global Payments Inc.	131,366	23,579
Fidelity National Information Services Inc.	164,778	22,876
Marsh & McLennan Cos. Inc.	195,863	20,746
Aon plc Class A	101,142	19,920

	Moody's Corp.	71,617	19,151
	American Express Co.	163,564	15,550
	SBA Communications Corp. Class A	49,400	15,518
*	Square Inc.	151,205	12,260
	MSCI Inc. Class A	36,182	11,898
	Charles Schwab Corp.	304,291	10,927
	Public Storage	49,443	10,024
	Intercontinental Exchange Inc.	96,096	9,345
*	FleetCor Technologies Inc.	37,564	9,158
	MarketAxess Holdings Inc.	16,152	8,215
	TransUnion	82,706	7,137
	Simon Property Group Inc.	120,607	6,959
	Progressive Corp.	83,923	6,519
	Broadridge Financial Solutions Inc.	50,178	6,077
	Jack Henry & Associates Inc.	29,769	5,384
	FactSet Research Systems Inc.	16,522	5,081
*	Fair Isaac Corp.	12,493	5,030
	Equity LifeStyle Properties Inc.	76,034	4,737
	Extra Space Storage Inc.	45,185	4,372
	TD Ameritrade Holding Corp.	102,464	3,819
	T. Rowe Price Group Inc.	29,297	3,542
	Americold Realty Trust	84,709	3,025
*	WEX Inc.	18,538	2,745
	LPL Financial Holdings Inc.	35,339	2,523
	Lamar Advertising Co. Class A	36,680	2,432
*	CBRE Group Inc. Class A	54,631	2,403
	Discover Financial Services	45,832	2,177
*	Euronet Worldwide Inc.	22,040	2,088
	Travelers Cos. Inc.	18,230	1,950
	CoreSite Realty Corp.	13,770	1,719
	Arthur J Gallagher & Co.	17,463	1,646
	SEI Investments Co.	27,848	1,510
	First Republic Bank	13,628	1,474
	Primerica Inc.	12,760	1,450
*,^	Credit Acceptance Corp.	3,879	1,435
	Synchrony Financial	69,825	1,422
	Morningstar Inc.	8,528	1,308
	Sun Communities Inc.	9,412	1,291
	RenaissanceRe Holdings Ltd.	7,587	1,274
	Erie Indemnity Co. Class A	7,035	1,268
	American Homes 4 Rent Class A	49,923	1,260
	Cboe Global Markets Inc.	11,774	1,253
	Signature Bank	12,117	1,247
	Ameriprise Financial Inc.	8,154	1,142
	Everest Re Group Ltd.	5,581	1,107
	Raymond James Financial Inc.	13,460	933
*	LendingTree Inc.	3,551	923
	E*TRADE Financial Corp.	18,075	823
	Western Union Co.	40,379	808
*	Arch Capital Group Ltd.	24,268	685
*	Athene Holding Ltd. Class A	21,278	615
*	Markel Corp.	560	503
	Lazard Ltd. Class A	16,727	449
	Interactive Brokers Group Inc.	9,840	417
	Alleghany Corp.	701	360
	Kemper Corp.	5,650	358
^	Brookfield Property REIT Inc. Class A	33,887	352

Prosperity Bancshares Inc.	5,346	350
Iron Mountain Inc.	12,629	325
* Howard Hughes Corp.	6,347	321
Brown & Brown Inc.	7,127	286
Evercore Inc. Class A	5,076	280
* SVB Financial Group	1,289	277
Voya Financial Inc.	5,916	267
Jones Lang LaSalle Inc.	2,301	236
* Bill.com Holdings Inc.	3,305	230
UDR Inc.	5,742	212
Virtu Financial Inc. Class A	8,763	209
Axis Capital Holdings Ltd.	3,821	143
Outfront Media Inc.	9,338	131
Alliance Data Systems Corp.	2,534	117
CIT Group Inc.	6,219	113
Western Alliance Bancorp	2,183	83
Comerica Inc.	2,155	78
Synovus Financial Corp.	3,403	65
Colony Capital Inc.	2,894	6
		835,841
Health Care (14.5%)
UnitedHealth Group Inc.	417,107	127,155
Merck & Co. Inc.	1,065,548	86,011
AbbVie Inc.	652,453	60,463
Eli Lilly and Co.	375,367	57,412
Amgen Inc.	239,410	54,992
Thermo Fisher Scientific Inc.	119,838	41,846
Bristol-Myers Squibb Co.	605,544	36,163
* Vertex Pharmaceuticals Inc.	114,532	32,981
Abbott Laboratories	329,114	31,240
Stryker Corp.	151,058	29,567
Zoetis Inc.	211,335	29,458
* Intuitive Surgical Inc.	50,563	29,328
Johnson & Johnson	177,045	26,335
* Illumina Inc.	64,785	23,520
* Boston Scientific Corp.	611,994	23,250
* Edwards Lifesciences Corp.	91,673	20,601
* DexCom Inc.	39,997	15,131
* Centene Corp.	218,180	14,454
* Veeva Systems Inc. Class A	57,573	12,601
* IDEXX Laboratories Inc.	37,517	11,588
Humana Inc.	24,965	10,252
ResMed Inc.	62,764	10,094
Cerner Corp.	137,927	10,055
Cigna Corp.	49,324	9,733
Anthem Inc.	32,547	9,572
Baxter International Inc.	99,741	8,978
* Alexion Pharmaceuticals Inc.	70,838	8,493
* Align Technology Inc.	34,259	8,415
* BioMarin Pharmaceutical Inc.	78,885	8,405
* Seattle Genetics Inc.	51,448	8,088
* Incyte Corp.	79,177	8,069
* Biogen Inc.	26,226	8,054
HCA Healthcare Inc.	71,325	7,625
Teleflex Inc.	20,347	7,383
Gilead Sciences Inc.	80,751	6,285
AmerisourceBergen Corp. Class A	65,668	6,261

* Moderna Inc.	88,473	5,441
* Alnylam Pharmaceuticals Inc.	39,691	5,369
* Exact Sciences Corp.	61,782	5,306
West Pharmaceutical Services Inc.	24,355	5,262
* Regeneron Pharmaceuticals Inc.	8,489	5,202
* Neurocrine Biosciences Inc.	40,362	5,036
* IQVIA Holdings Inc.	33,527	5,013
* Masimo Corp.	20,771	4,989
* Insulet Corp.	26,141	4,929
* Hologic Inc.	92,373	4,896
* Varian Medical Systems Inc.	40,330	4,896
* Sarepta Therapeutics Inc.	31,210	4,752
Bio-Techne Corp.	16,851	4,462
* ABIOMED Inc.	19,410	4,346
* Molina Healthcare Inc.	20,687	3,844
* Charles River Laboratories International Inc.	20,919	3,758
Chemed Corp.	6,907	3,305
* Ionis Pharmaceuticals Inc.	56,309	3,165
* PRA Health Sciences Inc.	27,643	2,861
* Jazz Pharmaceuticals plc	21,881	2,611
Becton Dickinson and Co.	10,256	2,533
Danaher Corp.	14,880	2,479
* Penumbra Inc.	13,789	2,377
* Avantor Inc.	107,541	2,040
Bruker Corp.	44,688	1,934
Hill-Rom Holdings Inc.	15,573	1,583
Encompass Health Corp.	21,493	1,574
* Guardant Health Inc.	16,023	1,448
* Exelixis Inc.	53,703	1,327
Agilent Technologies Inc.	13,179	1,162
PerkinElmer Inc.	10,567	1,062
Cooper Cos. Inc.	2,855	905
* Envista Holdings Corp.	40,830	863
* Sage Therapeutics Inc.	22,145	791
* Adaptive Biotechnologies Corp.	20,375	789
* Change Healthcare Inc.	51,805	647
* ICU Medical Inc.	2,565	512
* PPD Inc.	18,138	494
* Henry Schein Inc.	7,926	481
* Horizon Therapeutics plc	9,237	469
* Laboratory Corp. of America Holdings	2,653	465
Cantel Medical Corp.	8,868	373
STERIS plc	2,044	339
* Nektar Therapeutics Class A	11,378	247
* Agios Pharmaceuticals Inc.	2,673	138
		1,016,333
Materials & Processing (1.6%)
^ Ecolab Inc.	111,196	23,638
Sherwin-Williams Co.	36,594	21,731
Ball Corp.	141,645	10,094
Fastenal Co.	227,341	9,380
Trane Technologies plc	98,713	8,905
Vulcan Materials Co.	53,454	5,790
Avery Dennison Corp.	34,700	3,840
PPG Industries Inc.	34,130	3,470
Air Products and Chemicals Inc.	13,743	3,321
Lennox International Inc.	14,238	3,045

Scotts Miracle -Gro Co.	17,169	2,448
* Crown Holdings Inc.	33,606	2,199
Martin Marietta Materials Inc.	8,652	1,662
Armstrong World Industries Inc.	21,894	1,651
WR Grace & Co.	24,831	1,296
Hexcel Corp.	34,513	1,249
AptarGroup Inc.	11,051	1,231
Royal Gold Inc.	8,994	1,198
NewMarket Corp.	2,707	1,181
Eagle Materials Inc.	15,074	1,006
* Berry Global Group Inc.	22,273	1,000
Southern Copper Corp.	25,900	940
RPM International Inc.	9,134	683
* Axalta Coating Systems Ltd.	27,604	638
AO Smith Corp.	9,786	465
* Element Solutions Inc.	37,689	411
Acuity Brands Inc.	4,413	380
CF Industries Holdings Inc.	9,580	281
Sealed Air Corp.	5,182	166
		113,299
Producer Durables (8.6%)
Accenture plc Class A	281,295	56,715
Union Pacific Corp.	306,318	52,031
Lockheed Martin Corp.	109,076	42,369
Boeing Co.	233,565	34,065
United Parcel Service Inc. Class B	308,290	30,740
3M Co.	188,560	29,498
Automatic Data Processing Inc.	192,075	28,137
Illinois Tool Works Inc.	140,794	24,281
Northrop Grumman Corp.	68,990	23,125
Honeywell International Inc.	154,617	22,551
Waste Management Inc.	146,315	15,619
Verisk Analytics Inc. Class A	70,312	12,141
Raytheon Technologies Corp.	178,973	11,547
* CoStar Group Inc.	16,820	11,047
Rockwell Automation Inc.	50,572	10,932
Paychex Inc.	142,061	10,268
Cintas Corp.	37,076	9,193
* Keysight Technologies Inc.	82,493	8,920
CSX Corp.	116,815	8,362
* Mettler-Toledo International Inc.	10,428	8,290
* Copart Inc.	89,048	7,960
TransDigm Group Inc.	18,325	7,785
AMETEK Inc.	79,871	7,325
Equifax Inc.	44,950	6,903
* Zebra Technologies Corp.	23,491	6,139
WW Grainger Inc.	19,165	5,934
* Waters Corp.	28,006	5,597
Xylem Inc.	79,056	5,245
Booz Allen Hamilton Holding Corp. Class A	60,165	4,799
Southwest Airlines Co.	138,449	4,444
Nordson Corp.	23,024	4,337
Expeditors International of Washington Inc.	53,603	4,094
CH Robinson Worldwide Inc.	45,766	3,713
Graco Inc.	73,380	3,538
Toro Co.	47,477	3,374
* United Rentals Inc.	23,093	3,207

Old Dominion Freight Line Inc.	18,088	3,095
Allegion plc	30,707	3,062
Genpact Ltd.	81,594	2,933
HEICO Corp. Class A	34,076	2,861
Huntington Ingalls Industries Inc.	14,272	2,853
Roper Technologies Inc.	7,067	2,783
Dover Corp.	28,464	2,768
Donaldson Co. Inc.	56,293	2,671
Norfolk Southern Corp.	14,799	2,639
IDEX Corp.	16,340	2,604
Robert Half International Inc.	51,178	2,597
Carlisle Cos. Inc.	20,905	2,506
* Ingersoll Rand Inc.	87,956	2,480
Caterpillar Inc.	18,541	2,227
Deere & Co.	13,428	2,043
Lincoln Electric Holdings Inc.	24,513	2,014
* Paylocity Holding Corp.	15,176	1,973
BWX Technologies Inc.	30,591	1,914
HEICO Corp.	18,850	1,899
* XPO Logistics Inc.	23,993	1,891
Landstar System Inc.	16,204	1,884
Allison Transmission Holdings Inc.	48,182	1,817
Fortive Corp.	28,675	1,749
* Middleby Corp.	24,231	1,650
Hubbell Inc. Class B	13,456	1,647
Emerson Electric Co.	24,391	1,488
Westinghouse Air Brake Technologies Corp.	22,911	1,399
JB Hunt Transport Services Inc.	11,380	1,362
Woodward Inc.	19,833	1,360
Delta Air Lines Inc.	52,476	1,323
General Dynamics Corp.	7,351	1,079
* Sensata Technologies Holding plc	29,202	1,041
Spirit AeroSystems Holdings Inc. Class A	40,898	886
Alaska Air Group Inc.	25,595	875
* Trimble Inc.	19,161	750
* United Airlines Holdings Inc.	24,779	695
* Pluralsight Inc. Class A	28,306	590
Republic Services Inc. Class A	6,076	519
Quanta Services Inc.	12,794	472
Flowserve Corp.	11,213	293
FLIR Systems Inc.	3,995	185
^ American Airlines Group Inc.	16,379	172
Air Lease Corp.	4,052	122
* JetBlue Airways Corp.	7,615	77
CoreLogic Inc.	1,513	75
		607,548
Technology (41.3%)
Microsoft Corp.	3,338,128	611,712
Apple Inc.	1,819,202	578,397
* Facebook Inc. Class A	1,054,636	237,388
* Alphabet Inc. Class A	132,110	189,382
* Alphabet Inc. Class C	132,341	189,105
NVIDIA Corp.	257,490	91,414
Cisco Systems Inc.	1,890,358	90,397
* Adobe Inc.	212,456	82,135
* salesforce.com Inc.	370,572	64,772
Broadcom Inc.	170,412	49,636

Texas Instruments Inc.	413,759	49,130
Oracle Corp.	885,829	47,631
QUALCOMM Inc.	503,937	40,758
Intuit Inc.	109,867	31,897
* ServiceNow Inc.	82,204	31,889
International Business Machines Corp.	236,389	29,525
* Advanced Micro Devices Inc.	455,085	24,484
* Autodesk Inc.	75,034	15,786
Lam Research Corp.	55,907	15,300
* Electronic Arts Inc.	113,843	13,989
* Workday Inc.	73,016	13,393
* Splunk Inc.	68,561	12,741
Amphenol Corp. Class A	127,895	12,350
Applied Materials Inc.	218,216	12,259
KLA Corp.	68,986	12,139
* Synopsys Inc.	65,531	11,855
* Cadence Design Systems Inc.	122,363	11,171
* Twilio Inc.	54,023	10,675
* ANSYS Inc.	36,818	10,419
* Twitter Inc.	333,931	10,342
Xilinx Inc.	109,747	10,091
* Palo Alto Networks Inc.	41,657	9,801
* Atlassian Corp. plc Class A	52,651	9,756
L3Harris Technologies Inc.	48,875	9,748
* DocuSign Inc. Class A	69,632	9,730
* Okta Inc.	46,092	9,015
* RingCentral Inc. Class A	32,734	8,977
* Fortinet Inc.	62,824	8,745
Motorola Solutions Inc.	55,860	7,560
IHS Markit Ltd.	107,485	7,466
CDW Corp.	62,490	6,931
* VeriSign Inc.	31,218	6,837
Citrix Systems Inc.	45,732	6,774
* Akamai Technologies Inc.	63,542	6,723
* Paycom Software Inc.	21,619	6,426
* Tyler Technologies Inc.	16,962	6,366
* Coupa Software Inc.	27,953	6,360
* Arista Networks Inc.	26,233	6,124
* GoDaddy Inc. Class A	76,368	5,899
* VMware Inc. Class A	33,950	5,305
* EPAM Systems Inc.	22,745	5,246
* IAC/interactivecorp	19,083	5,159
SS&C Technologies Holdings Inc.	88,808	5,142
Teradyne Inc.	74,134	4,968
* Black Knight Inc.	63,184	4,864
* Gartner Inc.	38,796	4,721
NetApp Inc.	100,093	4,458
* MongoDB Inc.	18,729	4,347
* Zendesk Inc.	49,487	4,243
Cognex Corp.	72,083	4,090
Monolithic Power Systems Inc.	18,778	3,939
* Guidewire Software Inc.	36,122	3,705
* F5 Networks Inc.	24,914	3,611
* HubSpot Inc.	17,935	3,586
Entegris Inc.	59,371	3,555
* PTC Inc.	45,921	3,507
* Aspen Technology Inc.	30,005	3,170

*	Take-Two Interactive Software Inc.	22,999	3,132
*	Zscaler Inc.	30,104	2,953
*	Alteryx Inc. Class A	20,282	2,919
*	Proofpoint Inc.	24,414	2,839
	Microchip Technology Inc.	29,019	2,786
	Universal Display Corp.	18,795	2,755
	Maxim Integrated Products Inc.	44,052	2,541
*	RealPage Inc.	37,375	2,535
*	Manhattan Associates Inc.	27,893	2,466
	Analog Devices Inc.	21,793	2,462
	Corning Inc.	107,311	2,446
*	Dell Technologies Inc.	47,615	2,364
*	Grubhub Inc.	40,823	2,316
*	Ceridian HCM Holding Inc.	33,236	2,289
*	Avalara Inc.	20,962	2,244
*	Smartsheet Inc. Class A	38,364	2,212
*,^	Match Group Inc.	23,787	2,118
*	Dropbox Inc. Class A	91,675	2,069
	CDK Global Inc.	52,200	2,052
*	Elastic NV	23,342	2,006
*	Nutanix Inc.	78,467	1,888
*	Pure Storage Inc. Class A	104,363	1,838
*	Dynatrace Inc.	45,414	1,747
*	Anaplan Inc.	37,813	1,736
	Pegasystems Inc.	16,957	1,613
*	New Relic Inc.	22,220	1,470
	Activision Blizzard Inc.	17,907	1,289
*	Teradata Corp.	50,601	1,083
*	FireEye Inc.	86,292	1,077
*	NCR Corp.	57,373	1,036
	Cognizant Technology Solutions Corp. Class A	19,473	1,032
*	Zynga Inc.	80,335	735
	Ubiquiti Inc.	3,812	703
*	Medallia Inc.	23,750	672
	HP Inc.	34,260	519
*	PagerDuty Inc.	19,198	510
	Switch Inc.	25,810	493
	Skyworks Solutions Inc.	3,870	459
	Jabil Inc.	14,131	423
	Dolby Laboratories Inc. Class A	3,596	218
	Sabre Corp.	28,112	196
*	Cree Inc.	3,507	185
*	IPG Photonics Corp.	1,070	166
	National Instruments Corp.	3,177	123
*	SolarWinds Corp.	5,842	107
			2,899,838
Utilities (0.1%)
*	T-Mobile US Inc.	72,016	7,204

Total Common Stocks (Cost $4,782,591)			7,013,508

		Coupon
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
1,2 Vanguard Market Liquidity Fund		0.307%		212,358	21,236

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
3	United States Cash Management Bill	0.210%	9/15/20	121	121
3	United States Cash Management Bill	0.135%	10/20/20	250	250
					371
Total Temporary Cash Investments (Cost $21,605)					21,607
Total Investments (100.2%) (Cost $4,804,196)					7,035,115
Other Assets and Liabilities -Net (-0.2%)2,3					(12,072)
Net Assets (100%)					7,023,043
	Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,180,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $9,392,000 was received for securities on loan.
3 Securities with a value of $371,000 and cash of $130,000 have been segregated as initial margin for recently closed futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	57	8,670	188

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

Russell 1000 Growth Index Fund

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	7,013,508	—	—	7,013,508
Temporary Cash Investments	21,236	371	—	21,607
Total	7,034,744	371	—	7,035,115
Derivative Financial Instruments
Assets
Futures Contracts[1]	6	—	—	6
1 Represents variation margin on the last day of the reporting period.